Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 46.4%
360 Security Technology Inc., Class A(a)	51,999	$100,173
3SBio Inc.(a)(b)	385,000	466,078
51job Inc., ADR(a)	6,773	485,489
AAC Technologies Holdings Inc.	165,000	1,004,260
AECC Aviation Power Co. Ltd., Class A	26,000	221,044
Agile Group Holdings Ltd.	280,000	397,983
Agricultural Bank of China Ltd., Class A	715,000	366,652
Agricultural Bank of China Ltd., Class H	3,960,000	1,606,806
Aier Eye Hospital Group Co. Ltd., Class A	42,280	558,475
Air China Ltd., Class A	151,700	200,805
Air China Ltd., Class H(a)	386,000	310,026
Alibaba Group Holding Ltd.(a)	934,560	25,429,147
Alibaba Group Holding Ltd., ADR(a)	130,820	27,990,247
Alibaba Health Information Technology Ltd.(a)	26,000	64,581
Alibaba Pictures Group Ltd.(a)(c)	30,000	4,019
A-Living Smart City Services Co. Ltd.(b)	82,500	398,194
Aluminum Corp. of China Ltd., Class A(a)	305,000	251,226
Aluminum Corp. of China Ltd., Class H(a)	880,000	518,175
Anhui Conch Cement Co. Ltd., Class A	45,500	351,210
Anhui Conch Cement Co. Ltd., Class H	224,000	1,401,218
Anhui Gujing Distillery Co. Ltd., Class B	12,100	166,005
ANTA Sports Products Ltd.	174,000	3,555,048
Autohome Inc., ADR	11,336	873,666
Avic Capital Co. Ltd., Class A	195,500	122,367
AVIC Shenyang Aircraft Co. Ltd., Class A	17,634	215,770
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	55,000	241,402
AviChina Industry & Technology Co. Ltd., Class H	581,000	403,362
Baidu Inc., ADR(a)	41,690	8,182,496
Bank of Chengdu Co. Ltd., Class A	132,000	279,941
Bank of China Ltd., Class A	338,600	177,333
Bank of China Ltd., Class H	12,870,000	4,826,926
Bank of Communications Co. Ltd., Class A	502,100	386,957
Bank of Communications Co. Ltd., Class H	1,460,000	984,075
Bank of Hangzhou Co. Ltd., Class A	129,800	337,203
Bank of Jiangsu Co. Ltd., Class A	308,058	370,096
Bank of Nanjing Co. Ltd., Class A	198,000	326,722
Bank of Ningbo Co. Ltd., Class A	71,000	472,318
Bank of Shanghai Co. Ltd., Class A	205,870	275,522
Baoshan Iron & Steel Co. Ltd., Class A	217,400	270,214
Baozun Inc., ADR(a)	12,686	440,077
BBMG Corp., Class A	403,200	175,095
BeiGene Ltd., ADR(a)	5,459	1,957,106
Beijing Capital International Airport Co. Ltd., Class H	488,000	329,539
Beijing Dabeinong Technology Group Co. Ltd., Class A	132,000	170,022
Beijing Enlight Media Co. Ltd., Class A	64,100	127,581
Beijing Enterprises Holdings Ltd.	111,500	386,312
Beijing Enterprises Water Group Ltd.	1,282,000	521,918
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	22,000	217,035
Beijing Shiji Information Technology Co. Ltd., Class A	27,202	157,526
Beijing Sinnet Technology Co. Ltd., Class A	44,000	106,423
Betta Pharmaceuticals Co. Ltd., Class A	11,000	195,701
Bilibili Inc., ADR(a)(c)	17,930	1,921,737
BOC Aviation Ltd.(b)(c)	44,000	391,562
BOE Technology Group Co. Ltd., Class A	370,700	368,747
Bosideng International Holdings Ltd.	1,014,000	561,419
Security	Shares	Value

China (continued)
Brilliance China Automotive Holdings Ltd.(d)	560,000	$526,743
BYD Co. Ltd., Class A	15,200	427,400
BYD Co. Ltd., Class H	131,500	3,061,451
BYD Electronic International Co. Ltd	165,000	1,085,185
Caitong Securities Co. Ltd., Class A	107,900	191,291
CGN Power Co. Ltd., Class H(b)	2,200,000	484,708
Changjiang Securities Co. Ltd., Class A	198,000	242,126
Chaozhou Three-Circle Group Co. Ltd., Class A	50,299	294,439
China Aoyuan Group Ltd.	334,000	391,702
China Avionics Systems Co. Ltd., Class A	66,000	166,068
China Cinda Asset Management Co. Ltd., Class H	1,625,000	347,499
China CITIC Bank Corp. Ltd., Class H	1,650,000	901,889
China Communications Services Corp. Ltd., Class H	528,000	222,469
China Conch Venture Holdings Ltd.	288,000	1,326,139
China Construction Bank Corp., Class A	129,800	141,447
China Construction Bank Corp., Class H	14,960,000	12,287,425
China Eastern Airlines Corp. Ltd., Class A	231,072	197,001
China Education Group Holdings Ltd.	243,000	627,938
China Everbright Bank Co. Ltd., Class A	567,800	342,091
China Everbright Bank Co. Ltd., Class H	447,000	189,561
China Everbright Environment Group Ltd.	793,481	477,315
China Everbright Ltd.	140,000	177,171
China Evergrande Group	345,000	517,186
China Film Co. Ltd., Class A	64,100	130,154
China Fortune Land Development Co. Ltd., Class A	77,020	65,729
China Galaxy Securities Co. Ltd., Class H	868,000	544,588
China Gas Holdings Ltd.	550,000	2,052,827
China Gezhouba Group Co. Ltd., Class A	173,600	193,042
China Great Wall Securities Co. Ltd., Class A	86,000	141,248
China Hongqiao Group Ltd.	440,000	708,588
China Huarong Asset Management Co. Ltd., Class H(b)(d)	2,274,000	298,867
China Huishan Dairy Holdings Co. Ltd.(a)(d)	20,200	0	(e)
China International Capital Corp. Ltd., Class H(b)	278,400	821,900
China Jinmao Holdings Group Ltd.	936,000	361,767
China Lesso Group Holdings Ltd.	184,000	484,469
China Life Insurance Co. Ltd., Class A	42,200	241,857
China Life Insurance Co. Ltd., Class H	1,227,000	2,590,156
China Literature Ltd.(a)(b)(c)	5,800	60,870
China Longyuan Power Group Corp. Ltd., Class H	631,000	892,221
China Medical System Holdings Ltd.	330,000	846,714
China Mengniu Dairy Co. Ltd.	482,000	2,924,411
China Merchants Bank Co. Ltd., Class A	217,400	1,990,922
China Merchants Bank Co. Ltd., Class H	615,331	5,697,028
China Merchants Energy Shipping Co. Ltd., Class A	151,700	126,813
China Merchants Port Holdings Co. Ltd.	278,000	452,036
China Merchants Securities Co. Ltd., Class A	86,070	278,993
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	106,975	195,114
China Minsheng Banking Corp. Ltd., Class A	330,400	245,288
China Minsheng Banking Corp. Ltd., Class H	1,196,660	641,323
China Molybdenum Co. Ltd., Class A	348,800	319,323
China Molybdenum Co. Ltd., Class H	726,000	500,465
China National Building Material Co. Ltd., Class H	754,000	1,008,215
China National Chemical Engineering Co. Ltd., Class A	209,800	208,216
China National Nuclear Power Co. Ltd., Class A	348,800	285,695
China National Software & Service Co. Ltd., Class A	5,300	48,033
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	94,900	328,137

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Oilfield Services Ltd., Class H	440,000	$413,716
China Overseas Land & Investment Ltd.	660,000	1,579,486
China Pacific Insurance Group Co. Ltd., Class A	68,400	370,564
China Pacific Insurance Group Co. Ltd., Class H	478,800	1,801,441
China Petroleum & Chemical Corp., Class A	261,200	181,600
China Petroleum & Chemical Corp., Class H	4,400,600	2,337,133
China Power International Development Ltd.	1,407,000	353,588
China Railway Group Ltd., Class A	187,796	159,249
China Railway Group Ltd., Class H	777,000	410,162
China Renewable Energy Investment Ltd.(a)(d)	2,513	0	(e)
China Resources Beer Holdings Co. Ltd.	250,000	2,245,292
China Resources Cement Holdings Ltd.	470,000	499,029
China Resources Gas Group Ltd.	220,000	1,374,060
China Resources Land Ltd.	481,777	2,257,721
China Resources Pharmaceutical Group Ltd.(b)	550,000	394,536
China Resources Power Holdings Co. Ltd.	406,000	523,107
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	41,190	168,782
China Shenhua Energy Co. Ltd., Class A	77,700	244,302
China Shenhua Energy Co. Ltd., Class H	605,000	1,370,195
China Shipbuilding Industry Co. Ltd., Class A(a)	392,699	256,869
China South Publishing & Media Group Co. Ltd., Class A	110,099	167,823
China Southern Airlines Co. Ltd., Class A(a)	184,700	185,108
China Southern Airlines Co. Ltd., Class H(a)	440,000	298,205
China State Construction Engineering Corp. Ltd., Class A	458,340	352,524
China State Construction International Holdings Ltd.	450,000	319,410
China Taiping Insurance Holdings Co. Ltd.	330,100	608,780
China Tourism Group Duty Free Corp. Ltd., Class A	15,500	817,133
China Tower Corp. Ltd., Class H(b)	7,852,000	1,072,783
China Traditional Chinese Medicine Holdings Co. Ltd.	536,000	345,943
China Vanke Co. Ltd., Class A	129,800	545,040
China Vanke Co. Ltd., Class H	294,700	1,019,845
China Yangtze Power Co. Ltd., Class A	195,500	610,500
China Youzan Ltd.(a)	680,000	147,947
Chongqing Brewery Co. Ltd., Class A(a)	12,599	342,734
Chongqing Changan Automobile Co. Ltd., Class A(a)	64,100	239,465
Chongqing Rural Commercial Bank Co. Ltd., Class H	860,000	388,651
Chongqing Zhifei Biological Products Co. Ltd., Class A	14,000	430,325
CIFI Holdings Group Co. Ltd.	538,000	470,214
CITIC Ltd.	1,100,000	1,271,874
CITIC Securities Co. Ltd., Class A	86,000	353,328
CITIC Securities Co. Ltd., Class H	440,000	1,216,630
Contemporary Amperex Technology Co. Ltd., Class A	22,000	1,502,148
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	121,000	407,847
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	495,000	1,041,710
COSCO SHIPPING Ports Ltd.	440,000	357,199
Country Garden Holdings Co. Ltd.	1,352,828	1,714,240
Country Garden Services Holdings Co. Ltd.	236,000	2,449,474
CSPC Pharmaceutical Group Ltd.	1,561,200	2,452,457
Dali Foods Group Co. Ltd.(b)	770,000	482,186
Daqin Railway Co. Ltd., Class A	187,099	201,542
DHC Software Co. Ltd., Class A	73,200	86,450
Dong-E-E-Jiao Co. Ltd., Class A	20,300	116,442
Dongfang Electric Corp. Ltd., Class A	129,800	228,747
Security	Shares	Value

China (continued)
Dongfeng Motor Group Co. Ltd., Class H	566,000	$529,837
Dongxing Securities Co. Ltd., Class A	107,900	193,618
DouYu International Holdings Ltd., ADR(a)	3,520	27,808
East Money Information Co. Ltd., Class A	94,296	472,560
ENN Energy Holdings Ltd.	140,100	2,577,331
Eve Energy Co. Ltd., Class A	15,200	265,922
Everbright Securities Co. Ltd., Class A	64,100	169,333
Fangda Carbon New Material Co. Ltd., Class A(a)	132,040	179,249
Far East Horizon Ltd.	452,000	494,189
Financial Street Holdings Co. Ltd., Class A	173,600	210,379
First Capital Securities Co. Ltd., Class A	107,900	121,264
Focus Media Information Technology Co. Ltd., Class A	195,500	315,214
Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,577	660,747
Fosun International Ltd.	539,500	874,922
Founder Securities Co. Ltd., Class A(a)	194,534	310,701
Foxconn Industrial Internet Co. Ltd., Class A	107,900	210,859
Fuyao Glass Industry Group Co. Ltd., Class A	34,500	284,301
Fuyao Glass Industry Group Co. Ltd., Class H(b)	132,000	876,422
Ganfeng Lithium Co. Ltd., Class A	18,400	375,294
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,700	134,444
GDS Holdings Ltd., ADR(a)	13,860	1,042,549
Geely Automobile Holdings Ltd.	1,003,000	2,550,132
GEM Co. Ltd., Class A	121,000	214,736
Gemdale Corp., Class A	88,000	148,622
Genscript Biotech Corp.(a)(c)	232,000	910,257
GF Securities Co. Ltd., Class A	88,600	223,048
GF Securities Co. Ltd., Class H	286,000	408,948
Giant Network Group Co. Ltd., Class A	86,000	187,407
GoerTek Inc., Class A	55,000	337,073
GOME Retail Holdings Ltd.(a)(c)	3,080,000	491,721
Great Wall Motor Co. Ltd., Class H(c)	550,000	1,536,541
Greenland Holdings Corp. Ltd., Class A	151,700	138,899
Greentown Service Group Co. Ltd.	318,000	505,537
GSX Techedu Inc., ADR(a)(c)	4,364	80,909
Guangdong Investment Ltd.	528,000	775,953
Guanghui Energy Co. Ltd., Class A(a)	436,400	221,837
Guangzhou Automobile Group Co. Ltd., Class H	568,800	483,873
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	66,000	334,956
Guangzhou Haige Communications Group Inc. Co., Class A	165,000	260,900
Guangzhou R&F Properties Co. Ltd., Class H	344,000	466,168
Guosen Securities Co. Ltd., Class A	129,800	228,764
Guotai Junan Securities Co. Ltd., Class A	99,000	278,761
Guoyuan Securities Co. Ltd., Class A	127,140	161,543
Haidilao International Holding Ltd.(b)	67,000	386,107
Haier Smart Home Co. Ltd., Class A	77,000	365,010
Haier Smart Home Co. Ltd., Class H(a)	132,000	555,688
Haitian International Holdings Ltd.	149,000	520,808
Haitong Securities Co. Ltd., Class A	129,800	238,970
Haitong Securities Co. Ltd., Class H	528,000	503,992
Hangzhou Robam Appliances Co. Ltd., Class A	33,000	228,865
Hangzhou Tigermed Consulting Co. Ltd., Class A	14,200	391,613
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	48,000	209,262
Henan Shuanghui Investment & Development Co. Ltd., Class A	41,256	228,706
Hengan International Group Co. Ltd.	126,000	844,653
Hengli Petrochemical Co. Ltd., Class A	66,000	283,000

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hengtong Optic-Electric Co. Ltd., Class A	110,000	$204,992
Hengyi Petrochemical Co. Ltd., Class A	99,090	194,763
Hesteel Co. Ltd., Class A(a)	550,000	214,745
Hithink RoyalFlush Information Network Co. Ltd., Class A	11,000	206,775
Hongfa Technology Co. Ltd., Class A	26,400	234,427
Hua Hong Semiconductor Ltd.(a)(b)	111,000	595,083
Huaan Securities Co. Ltd., Class A	151,700	149,189
Huadian Power International Corp. Ltd., Class A	261,200	141,721
Huadong Medicine Co. Ltd., Class A	44,072	366,869
Huaneng Power International Inc., Class H	1,100,000	394,250
Huatai Securities Co. Ltd., Class A	64,100	173,199
Huatai Securities Co. Ltd., Class H(b)	286,000	443,200
Huaxi Securities Co. Ltd., Class A	129,800	205,913
Huaxia Bank Co. Ltd., Class A	253,000	255,817
Huayu Automotive Systems Co. Ltd., Class A	42,200	162,624
Huazhu Group Ltd., ADR(a)	29,810	1,704,238
Hubei Biocause Pharmaceutical Co. Ltd., Class A	239,300	149,077
Hunan Valin Steel Co. Ltd., Class A	165,000	177,101
Hundsun Technologies Inc., Class A	22,080	326,659
Hutchmed China Ltd., ADR(a)	15,971	475,137
HUYA Inc., ADR(a)	7,810	119,493
Iflytek Co. Ltd., Class A	42,200	412,872
Industrial & Commercial Bank of China Ltd., Class A	458,300	375,604
Industrial & Commercial Bank of China Ltd., Class H	8,910,000	5,849,499
Industrial Bank Co. Ltd., Class A	210,300	764,505
Industrial Securities Co. Ltd., Class A	173,600	302,951
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	792,000	204,611
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	217,400	193,133
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	77,000	491,150
Innovent Biologics Inc.(a)(b)	134,000	1,621,810
iQIYI Inc., ADR(a)	32,288	460,427
JD.com Inc., ADR(a)	133,760	9,890,214
Jiangsu Expressway Co. Ltd., Class H	252,000	304,738
Jiangsu Hengli Hydraulic Co. Ltd., Class A	17,820	223,600
Jiangsu Hengrui Medicine Co. Ltd., Class A	55,064	748,097
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	13,503	462,712
Jiangsu Zhongtian Technology Co. Ltd., Class A	107,900	179,879
Jiangxi Copper Co. Ltd., Class A	64,100	265,269
Jiangxi Copper Co. Ltd., Class H	238,000	563,858
Jinke Properties Group Co. Ltd., Class A	151,700	143,841
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	84,429	195,571
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	86,000	231,956
JOYY Inc., ADR	10,496	807,667
Kaisa Group Holdings Ltd.	770,000	354,332
KE Holdings Inc., ADR(a)	4,802	249,176
Kingboard Holdings Ltd.	145,000	771,559
Kingboard Laminates Holdings Ltd.	265,500	566,712
Kingdee International Software Group Co. Ltd.(c)	446,000	1,812,376
Kingsoft Corp. Ltd.	157,000	1,059,265
Kunlun Energy Co. Ltd.	624,000	471,252
Kweichow Moutai Co. Ltd., Class A	12,618	4,404,466
KWG Group Holdings Ltd.	400,500	616,251
Lee & Man Paper Manufacturing Ltd.	422,000	368,260
Lenovo Group Ltd.	1,398,000	1,676,817
Lens Technology Co. Ltd., Class A	64,100	294,409
Security	Shares	Value

China (continued)
Lepu Medical Technology Beijing Co. Ltd., Class A	55,000	$287,927
Li Ning Co. Ltd.	369,500	3,466,098
Liaoning Cheng Da Co. Ltd., Class A	64,100	216,048
Logan Group Co. Ltd.	268,000	430,880
Lomon Billions Group Co. Ltd., Class A	44,000	235,668
Longfor Group Holdings Ltd.(b)	334,000	1,955,276
LONGi Green Energy Technology Co. Ltd., Class A	33,000	530,959
Lufax Holding Ltd., ADR(a)	8,250	100,568
Luxshare Precision Industry Co. Ltd., Class A	64,141	393,717
Luzhou Laojiao Co. Ltd., Class A	13,100	567,345
Mango Excellent Media Co. Ltd., Class A	18,100	210,488
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	86,084	157,852
Meituan, Class B(a)(b)	533,000	20,710,230
Momo Inc., ADR	32,670	458,360
Muyuan Foods Co. Ltd., Class A	33,008	462,898
NARI Technology Co. Ltd., Class A	66,000	323,249
NavInfo Co. Ltd., Class A	85,027	187,612
NetEase Inc., ADR	62,810	7,407,183
New China Life Insurance Co. Ltd., Class A	22,000	176,391
New China Life Insurance Co. Ltd., Class H	171,200	640,891
New Hope Liuhe Co. Ltd., Class A	66,000	158,157
New Oriental Education & Technology Group Inc., ADR(a)	246,180	2,518,421
Nine Dragons Paper Holdings Ltd.	362,000	546,259
Ninestar Corp., Class A	55,000	227,651
NIO Inc., ADR(a)(c)	200,200	7,731,724
Noah Holdings Ltd., ADR(a)(c)	9,020	411,132
OFILM Group Co. Ltd., Class A	64,100	88,313
Oppein Home Group Inc., Class A	14,400	335,648
Orient Securities Co. Ltd., Class A	106,932	178,598
Oriental Pearl Group Co. Ltd., Class A	101,500	142,500
Ovctek China Inc., Class A	11,000	175,163
Pacific Securities Co. Ltd. (The), Class A(a)	195,500	112,908
People’s Insurance Co. Group of China Ltd. (The), Class H	1,870,000	691,540
Perfect World Co. Ltd., Class A	33,096	110,936
PetroChina Co. Ltd., Class A	187,000	135,877
PetroChina Co. Ltd., Class H	3,748,000	1,532,640
PICC Property & Casualty Co. Ltd., Class H	1,350,740	1,290,556
Pinduoduo Inc., ADR(a)	54,230	6,772,242
Ping An Bank Co. Ltd., Class A	170,936	650,760
Ping An Healthcare and Technology Co. Ltd.(a)(b)	64,100	751,828
Ping An Insurance Group Co. of China Ltd., Class A	122,400	1,383,204
Ping An Insurance Group Co. of China Ltd., Class H	917,000	9,969,327
Poly Developments and Holdings Group Co. Ltd., Class A	151,700	322,681
Postal Savings Bank of China Co. Ltd., Class H(b)	1,650,000	1,189,148
Power Construction Corp. of China Ltd., Class A	297,000	182,262
RiseSun Real Estate Development Co. Ltd., Class A	242,018	239,343
Rongsheng Petrochemical Co. Ltd., Class A	77,019	320,496
SAIC Motor Corp. Ltd., Class A	86,022	274,320
Sanan Optoelectronics Co. Ltd., Class A	86,061	375,071
Sany Heavy Industry Co. Ltd., Class A	86,000	410,509
SDIC Capital Co. Ltd., Class A	86,000	187,972
SDIC Power Holdings Co. Ltd., Class A	149,009	226,159
Seazen Group Ltd.	452,000	519,465
Seazen Holdings Co. Ltd., Class A	34,800	265,849
SF Holding Co. Ltd., Class A	18,600	203,684
Shaanxi Coal Industry Co. Ltd., Class A	171,673	321,010

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	61,453	$227,368
Shandong Gold Mining Co. Ltd., Class A	29,360	98,810
Shandong Gold Mining Co. Ltd., Class H(b)	105,500	231,575
Shandong Linglong Tyre Co. Ltd., Class A	42,205	319,252
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	376,000	830,151
Shanghai Electric Group Co. Ltd., Class A(a)	261,200	189,435
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	22,000	240,060
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	114,500	952,922
Shanghai International Airport Co. Ltd., Class A	11,000	85,612
Shanghai International Port Group Co. Ltd., Class A	374,000	275,983
Shanghai Jinjiang International Hotels Co. Ltd., Class A	26,556	262,013
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	348,816	302,760
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	64,100	234,270
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	187,000	422,762
Shanghai Pudong Development Bank Co. Ltd., Class A	271,200	438,039
Shanxi Coking Coal Energy Group Co. Ltd., Class A	187,080	199,186
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	121,000	197,403
Shanxi Securities Co. Ltd., Class A	143,030	159,105
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,600	554,328
Shenergy Co. Ltd., Class A	231,000	221,290
Shenwan Hongyuan Group Co. Ltd., Class A	341,000	257,001
Shenzhen Energy Group Co. Ltd., Class A	132,020	246,127
Shenzhen Goodix Technology Co. Ltd., Class A	11,000	221,123
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	33,081	85,675
Shenzhen Inovance Technology Co. Ltd., Class A	26,300	408,347
Shenzhen International Holdings Ltd.	275,000	418,319
Shenzhen Investment Ltd.	936,000	332,520
Shenzhen Kangtai Biological Products Co. Ltd., Class A	9,000	253,002
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,900	372,828
Shenzhen Overseas Chinese Town Co. Ltd., Class A	143,000	187,535
Shenzhou International Group Holdings Ltd.	139,700	3,596,408
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	42,200	193,179
Shimao Group Holdings Ltd.	224,000	635,451
Sichuan Chuantou Energy Co. Ltd., Class A	129,800	239,714
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	55,000	192,209
Sino Biopharmaceutical Ltd.	1,874,250	2,106,272
Sinolink Securities Co. Ltd., Class A	86,000	181,895
Sinopharm Group Co. Ltd., Class H	264,000	897,559
Sinotruk Hong Kong Ltd.	165,000	386,367
Songcheng Performance Development Co. Ltd., Class A	77,000	214,626
SooChow Securities Co. Ltd., Class A	107,920	148,860
Spring Airlines Co. Ltd., Class A	20,300	208,465
SSY Group Ltd.	440,000	292,469
Sun Art Retail Group Ltd.	55,000	41,748
Sunac China Holdings Ltd.	440,000	1,623,697
Security	Shares	Value

China (continued)
Suning.com Co. Ltd., Class A	170,932	$182,956
Sunny Optical Technology Group Co. Ltd.	125,800	3,204,189
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,100	125,969
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	129,899	178,979
TAL Education Group, ADR(a)	61,050	2,440,169
TBEA Co. Ltd., Class A	96,900	181,997
TCL Technology Group Corp., Class A	209,000	265,860
Tencent Holdings Ltd.	759,000	61,065,712
Tencent Music Entertainment Group, ADR(a)	1,100	17,314
Tianma Microelectronics Co. Ltd., Class A	79,800	173,680
Tingyi Cayman Islands Holding Corp.	352,000	668,503
Toly Bread Co. Ltd., Class A	44,080	242,391
Tongcheng-Elong Holdings Ltd.(a)	81,200	219,423
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	86,000	168,104
Tongling Nonferrous Metals Group Co. Ltd., Class A	487,100	221,585
Tongwei Co. Ltd., Class A	55,000	348,048
Transfar Zhilian Co. Ltd., Class A	176,055	178,875
TravelSky Technology Ltd., Class H	203,000	439,510
Trip.com Group Ltd., ADR(a)	83,490	3,494,057
Tsingtao Brewery Co. Ltd., Class A	17,000	280,687
Tsingtao Brewery Co. Ltd., Class H	100,000	1,092,685
Uni-President China Holdings Ltd.	422,000	455,844
Unisplendour Corp. Ltd., Class A	55,080	174,802
Vipshop Holdings Ltd., ADR(a)	76,890	1,778,466
Walvax Biotechnology Co. Ltd., Class A	22,000	243,048
Wanhua Chemical Group Co. Ltd., Class A	28,000	479,180
Want Want China Holdings Ltd.	1,100,000	817,848
Weibo Corp., ADR(a)	12,248	622,688
Weichai Power Co. Ltd., Class A	77,024	216,103
Weichai Power Co. Ltd., Class H	348,200	782,786
Wens Foodstuffs Group Co. Ltd., Class A	107,960	237,287
Western Securities Co. Ltd., Class A	187,000	259,425
Wharf Holdings Ltd. (The)	203,000	700,771
Winning Health Technology Group Co. Ltd., Class A	66,000	172,169
Wuhan Guide Infrared Co. Ltd., Class A	44,301	265,716
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	44,000	167,632
Wuliangye Yibin Co. Ltd., Class A	37,800	1,876,770
WuXi AppTec Co. Ltd., Class A	17,920	471,708
WuXi AppTec Co. Ltd., Class H(b)	66,096	1,414,069
Wuxi Biologics Cayman Inc., New(a)(b)	420,000	6,569,060
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,200	274,434
XCMG Construction Machinery Co. Ltd., Class A	217,600	229,629
Xiamen C & D Inc., Class A	151,700	197,296
Xiaomi Corp., Class B(a)(b)	1,991,200	7,518,713
Xinhu Zhongbao Co. Ltd., Class A	352,000	174,328
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	92,302	177,736
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	198,162	337,777
Xinyi Solar Holdings Ltd.	616,000	1,105,172
XPeng Inc., ADR(a)	14,520	466,528
Yango Group Co. Ltd., Class A	173,600	152,078
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	33,000	207,638
Yanzhou Coal Mining Co. Ltd., Class A	88,000	187,312
Yanzhou Coal Mining Co. Ltd., Class H	410,000	546,874
Yifan Pharmaceutical Co. Ltd., Class A	44,000	137,558

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yihai International Holding Ltd.	81,000	$647,884
Yonghui Superstores Co. Ltd., Class A	217,400	195,583
Yonyou Network Technology Co. Ltd., Class A	47,218	269,574
Yuexiu Property Co. Ltd.	1,720,000	427,539
Yum China Holdings Inc.	66,770	4,516,323
Yunda Holding Co. Ltd., Class A	55,080	124,758
Yunnan Baiyao Group Co. Ltd., Class A	13,100	258,908
Yunnan Energy New Material Co. Ltd., Class A	11,000	307,896
Yutong Bus Co. Ltd., Class A	107,900	225,479
Zai Lab Ltd., ADR(a)	7,312	1,299,050
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	8,000	483,472
Zhaojin Mining Industry Co. Ltd., Class H	256,000	276,332
Zhejiang Chint Electrics Co. Ltd., Class A	51,000	258,230
Zhejiang Dahua Technology Co. Ltd., Class A	64,100	233,292
Zhejiang Expressway Co. Ltd., Class H	340,000	295,199
Zhejiang Huayou Cobalt Co. Ltd., Class A	20,300	330,983
Zhejiang Longsheng Group Co. Ltd., Class A	84,039	188,119
Zhejiang NHU Co. Ltd., Class A	55,000	276,468
Zhejiang Semir Garment Co. Ltd., Class A	132,000	248,607
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	88,000	453,245
Zhongjin Gold Corp. Ltd., Class A	107,900	165,608
Zhongsheng Group Holdings Ltd.	121,500	1,044,996
Zhuzhou CRRC Times Electric Co. Ltd., Class H	122,300	593,430
Zijin Mining Group Co. Ltd., Class A	231,000	409,509
Zijin Mining Group Co. Ltd., Class H	996,000	1,561,932
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	124,400	210,744
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	154,000	185,716
ZTE Corp., Class A.	42,200	208,995
ZTE Corp., Class H	147,160	402,435
ZTO Express Cayman Inc., ADR	66,000	2,117,940
		475,266,230
India — 12.2%
ACC Ltd.	3,488	95,463
Adani Green Energy Ltd.(a)	9,001	157,552
Adani Ports & Special Economic Zone Ltd.(a)	101,640	1,078,151
Ambuja Cements Ltd.	127,784	577,013
Apollo Hospitals Enterprise Ltd.	2,393	105,127
Asian Paints Ltd.	53,826	2,209,694
Aurobindo Pharma Ltd.	54,670	754,831
Avenue Supermarts Ltd.(a)(b)	25,410	1,076,138
Axis Bank Ltd.(a)	366,960	3,785,681
Bajaj Auto Ltd.(a)	15,840	914,598
Bajaj Finance Ltd.(a)	33,256	2,581,762
Bajaj Finserv Ltd.(a)	7,649	1,246,914
Balkrishna Industries Ltd.	5,170	156,815
Bandhan Bank Ltd.(a)(b)	129,470	547,907
Berger Paints India Ltd.	42,528	472,763
Bharat Forge Ltd.(a)	56,210	523,084
Bharat Petroleum Corp. Ltd.	168,300	1,095,459
Bharti Airtel Ltd.	225,720	1,667,910
Biocon Ltd.(a)	23,182	124,215
Britannia Industries Ltd.	11,440	543,561
Cipla Ltd.(a)	68,530	895,091
Coal India Ltd.	228,800	466,177
Colgate-Palmolive India Ltd.	9,240	219,522
Container Corp. of India Ltd.	49,008	460,995
Security	Shares	Value

India (continued)
Dabur India Ltd.	104,653	$782,528
Divi’s Laboratories Ltd.(a)	16,628	959,528
DLF Ltd.	98,251	390,763
Dr. Reddy’s Laboratories Ltd.	20,773	1,516,584
Eicher Motors Ltd.(a)	26,467	972,789
GAIL India Ltd.	327,580	724,062
Godrej Consumer Products Ltd.(a)	74,140	878,154
Grasim Industries Ltd.	55,990	1,133,437
Havells India Ltd.	50,271	714,962
HCL Technologies Ltd.	179,520	2,341,548
HDFC Asset Management Co. Ltd.(b)	7,211	294,808
HDFC Life Insurance Co. Ltd.(a)(b)	93,433	857,082
Hero MotoCorp Ltd.	19,030	787,952
Hindalco Industries Ltd.	238,150	1,293,246
Hindustan Petroleum Corp. Ltd.	127,175	489,406
Hindustan Unilever Ltd.	131,780	4,254,437
Housing Development Finance Corp. Ltd.	264,770	9,306,277
ICICI Bank Ltd.(a)	802,120	7,353,133
ICICI Lombard General Insurance Co. Ltd.(b)	29,314	596,221
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	53,350	408,320
Indian Oil Corp. Ltd.	337,864	509,466
Indraprastha Gas Ltd.	17,843	129,933
Indus Towers Ltd.	86,900	290,571
Info Edge India Ltd.(a)	8,690	522,639
Infosys Ltd.	523,380	10,059,065
InterGlobe Aviation Ltd.(a)(b)	20,992	507,115
ITC Ltd.	526,900	1,576,321
JSW Steel Ltd.	156,640	1,538,388
Jubilant Foodworks Ltd.(a)	4,145	177,878
Kotak Mahindra Bank Ltd.(a)	54,831	1,365,574
Larsen & Toubro Infotech Ltd.(b)	1,320	71,852
Larsen & Toubro Ltd.	86,644	1,757,456
Lupin Ltd.	45,435	763,491
Mahindra & Mahindra Ltd.	144,850	1,615,029
Marico Ltd.	92,411	606,962
Maruti Suzuki India Ltd.	19,800	1,931,128
Motherson Sumi Systems Ltd.(a)	214,280	709,043
Muthoot Finance Ltd.	7,541	137,114
Nestle India Ltd.	4,583	1,114,468
NTPC Ltd.	424,270	646,824
Oil & Natural Gas Corp. Ltd.	487,300	762,842
Page Industries Ltd.	1,394	592,425
Petronet LNG Ltd.	137,500	459,084
PI Industries Ltd.	6,116	220,603
Pidilite Industries Ltd.(a)	28,401	821,516
Piramal Enterprises Ltd.	22,674	566,600
Power Grid Corp. of India Ltd.	344,850	1,073,694
REC Ltd.	146,960	295,948
Reliance Industries Ltd.	437,140	12,977,822
SBI Life Insurance Co. Ltd.(b)	58,080	781,156
Shree Cement Ltd.(a)	1,736	662,126
Shriram Transport Finance Co. Ltd.	34,570	678,659
Siemens Ltd.	11,440	329,700
State Bank of India(a)	318,780	1,865,671
Sun Pharmaceutical Industries Ltd.	149,050	1,373,133
Tata Consultancy Services Ltd.	143,330	6,251,956
Tata Consumer Products Ltd.	23,182	212,127
Tata Motors Ltd.(a)	312,510	1,371,453
Tata Steel Ltd.	76,340	1,186,683
Tech Mahindra Ltd.	86,680	1,224,831

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Titan Co. Ltd.	60,060	$1,318,876
Torrent Pharmaceuticals Ltd.	1,517	57,412
UltraTech Cement Ltd.	18,040	1,665,407
United Spirits Ltd.(a)	66,000	558,702
UPL Ltd.	102,520	1,152,743
Vedanta Ltd.	228,030	861,297
Wipro Ltd.	221,367	1,645,939
		124,810,382
Indonesia — 1.7%
Adaro Energy Tbk PT	3,333,000	277,560
Astra International Tbk PT	3,719,800	1,365,726
Bank Central Asia Tbk PT	1,617,000	3,605,871
Bank Mandiri Persero Tbk PT	3,377,000	1,416,336
Bank Negara Indonesia Persero Tbk PT	1,465,700	553,923
Bank Rakyat Indonesia Persero Tbk PT	9,222,600	2,750,573
Barito Pacific Tbk PT	6,171,000	388,347
Charoen Pokphand Indonesia Tbk PT	1,531,400	723,153
Gudang Garam Tbk PT(a)	121,000	280,645
Indah Kiat Pulp & Paper Tbk PT	649,000	386,154
Indocement Tunggal Prakarsa Tbk PT	484,000	409,761
Indofood CBP Sukses Makmur Tbk PT	550,000	315,647
Indofood Sukses Makmur Tbk PT	924,000	410,613
Kalbe Farma Tbk PT	4,136,000	419,612
Merdeka Copper Gold Tbk PT(a)	825,000	156,020
Sarana Menara Nusantara Tbk PT	1,093,400	89,889
Semen Indonesia Persero Tbk PT	656,500	445,655
Telkom Indonesia Persero Tbk PT	8,445,400	2,037,010
Unilever Indonesia Tbk PT	1,320,000	540,749
United Tractors Tbk PT	353,300	557,564
		17,130,808
Malaysia — 2.0%
AMMB Holdings Bhd	396,000	272,988
Axiata Group Bhd	545,900	488,151
CIMB Group Holdings Bhd	896,300	928,029
Dialog Group Bhd	764,978	534,697
DiGi.Com Bhd	660,000	679,677
Fraser & Neave Holdings Bhd	49,000	315,321
Genting Bhd	374,000	441,415
Genting Malaysia Bhd	638,000	430,633
HAP Seng Consolidated Bhd	165,000	323,922
Hartalega Holdings Bhd(c)	315,400	685,987
Hong Leong Bank Bhd	138,100	614,420
Hong Leong Financial Group Bhd	78,600	333,520
IHH Healthcare Bhd	436,400	559,240
IOI Corp. Bhd	462,000	457,138
Kossan Rubber Industries	88,000	86,026
Kuala Lumpur Kepong Bhd	86,000	461,884
Malayan Banking Bhd(c)	671,000	1,327,228
Malaysia Airports Holdings Bhd	239,356	323,651
Maxis Bhd	473,000	531,870
MISC Bhd	242,000	401,917
Nestle Malaysia Bhd	11,000	363,150
Petronas Chemicals Group Bhd	528,000	1,027,328
Petronas Dagangan Bhd	66,600	304,461
Petronas Gas Bhd	161,600	633,264
PPB Group Bhd	133,180	596,708
Press Metal Aluminium Holdings Bhd	660,000	829,966
Public Bank Bhd	2,442,050	2,487,131
QL Resources Bhd	326,950	474,586
Security	Shares	Value

Malaysia (continued)
RHB Bank Bhd	330,062	$423,224
Sime Darby Bhd	633,500	350,965
Sime Darby Plantation Bhd	437,000	480,865
Supermax Corp. Bhd(c)	66,067	65,842
Telekom Malaysia Bhd	323,300	480,889
Tenaga Nasional Bhd	407,000	979,447
Top Glove Corp. Bhd(c)	869,000	1,087,611
Westports Holdings Bhd	239,300	249,518
		21,032,669
Pakistan — 0.0%
Habib Bank Ltd.	195,762	171,466
MCB Bank Ltd.	145,750	156,615
		328,081
Philippines — 1.0%
Aboitiz Equity Ventures Inc.	458,310	386,485
Ayala Corp.	56,780	943,215
Ayala Land Inc.	1,356,660	976,392
Bank of the Philippine Islands	214,302	376,617
BDO Unibank Inc.	362,399	786,085
Globe Telecom Inc.	7,725	291,884
GT Capital Holdings Inc.	23,930	295,233
International Container Terminal Services Inc.	227,440	680,928
JG Summit Holdings Inc.	608,345	725,213
Jollibee Foods Corp.	98,720	398,412
Manila Electric Co.	56,780	336,855
Metro Pacific Investments Corp.	3,707,400	308,608
Metropolitan Bank & Trust Co.	394,592	396,234
PLDT Inc.	19,630	540,059
SM Investments Corp.	46,999	953,972
SM Prime Holdings Inc.	1,838,050	1,383,492
Universal Robina Corp.	205,700	598,197
		10,377,881
South Korea — 15.8%
Alteogen Inc.(a)	1,210	79,248
Amorepacific Corp.	6,335	1,628,413
AMOREPACIFIC Group	7,810	542,871
BGF retail Co. Ltd.	2,420	393,697
Celltrion Healthcare Co. Ltd.(a)	10,904	1,180,139
Celltrion Inc.(a)	15,620	3,840,552
Celltrion Pharm Inc.(a)	666	83,046
Cheil Worldwide Inc.	16,628	385,974
CJ CheilJedang Corp.	1,870	818,805
CJ Corp.	3,926	402,824
CJ ENM Co. Ltd.	2,860	423,660
CJ Logistics Corp.(a)	1,955	298,007
Coway Co. Ltd.	10,670	796,180
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	10,934	330,004
DB Insurance Co. Ltd.	9,401	427,176
Doosan Bobcat Inc.(a)	13,781	633,319
Doosan Heavy Industries & Construction Co. Ltd.(a)	6,335	113,025
Douzone Bizon Co. Ltd.	1,298	96,117
E-MART Inc.	3,927	559,913
Fila Holdings Corp.	11,770	574,429
GS Engineering & Construction Corp.	13,530	542,340
GS Holdings Corp.	10,715	442,514
Hana Financial Group Inc.	52,140	2,175,198
Hankook Tire & Technology Co. Ltd.	15,983	699,698
Hanmi Pharm Co. Ltd.	1,555	495,814

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanon Systems	41,140	$624,131
Hanwha Solutions Corp.(a)	26,070	1,051,694
HLB Inc.(a)	16,940	521,879
Hotel Shilla Co. Ltd.	7,211	655,828
Hyundai Engineering & Construction Co. Ltd.	17,160	882,052
Hyundai Glovis Co. Ltd.	3,960	669,678
Hyundai Heavy Industries Holdings Co. Ltd.	11,080	699,808
Hyundai Mobis Co. Ltd.	11,000	2,756,496
Hyundai Motor Co.	22,440	4,717,379
Hyundai Steel Co.	17,723	847,031
Industrial Bank of Korea	48,730	471,593
Kakao Corp.	47,190	5,201,424
Kangwon Land Inc.(a)	23,760	612,763
KB Financial Group Inc.	64,760	3,422,807
Kia Corp.	43,340	3,313,457
KMW Co. Ltd.(a)	3,707	180,922
Korea Aerospace Industries Ltd.	16,947	517,657
Korea Electric Power Corp.	47,520	1,098,412
Korea Investment Holdings Co. Ltd.	8,470	788,256
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,734	988,023
Korea Zinc Co. Ltd.	1,650	667,632
Korean Air Lines Co. Ltd.(a)	31,942	914,923
KT&G Corp.	20,350	1,538,129
Kumho Petrochemical Co. Ltd.	4,180	866,068
LG Chem Ltd.	7,430	5,450,589
LG Corp.	16,445	1,488,560
LG Display Co. Ltd.(a)	47,960	1,033,781
LG Electronics Inc.	18,040	2,458,660
LG Household & Health Care Ltd.	1,683	2,350,817
LG Innotek Co. Ltd.	3,050	559,390
LG Uplus Corp.	28,050	379,428
Lotte Chemical Corp.	3,488	872,203
Lotte Shopping Co. Ltd.	2,971	323,199
LX Holdings Corp.(a)	7,974	78,289
Meritz Securities Co. Ltd.	75,053	301,850
Mirae Asset Securities Co. Ltd.	62,810	556,911
NAVER Corp.	19,360	6,289,614
NCSoft Corp.	2,831	2,203,958
Netmarble Corp.(b)	5,240	655,624
NH Investment & Securities Co. Ltd.	34,540	406,812
Orion Corp./Republic of Korea	5,170	553,596
Ottogi Corp.	3	1,468
Pan Ocean Co. Ltd.	70,840	432,372
Pearl Abyss Corp.(a)	8,680	471,632
POSCO	11,220	3,568,480
POSCO Chemical Co. Ltd.	6,600	857,464
S-1 Corp.	4,510	327,544
Samsung Biologics Co. Ltd.(a)(b)	2,823	2,141,074
Samsung C&T Corp.	14,740	1,828,511
Samsung Electro-Mechanics Co. Ltd.	10,010	1,530,431
Samsung Electronics Co. Ltd.	604,670	43,620,106
Samsung Engineering Co. Ltd.(a)	36,410	617,096
Samsung Fire & Marine Insurance Co. Ltd.	5,585	1,058,050
Samsung Heavy Industries Co. Ltd.(a)	95,106	515,539
Samsung Life Insurance Co. Ltd.	13,420	1,007,048
Samsung SDI Co. Ltd.	8,800	4,853,574
Samsung SDS Co. Ltd.	6,441	1,047,561
Samsung Securities Co. Ltd.	11,550	490,900
Seegene Inc.	406	24,691
Security	Shares	Value

South Korea (continued)
Shinhan Financial Group Co. Ltd.	72,050	$2,746,656
Shinsegae Inc.	1,615	465,045
SK Chemicals Co. Ltd.	422	95,908
SK Holdings Co. Ltd.	5,830	1,382,518
SK Hynix Inc.	84,920	9,673,662
SK Innovation Co. Ltd.(a)	8,800	2,087,306
SK Telecom Co. Ltd.	4,070	1,160,949
S-Oil Corp.(a)	9,680	811,542
Woori Financial Group Inc.	91,520	914,020
Yuhan Corp.	10,340	608,145
		162,273,578
Taiwan — 18.0%
Accton Technology Corp.	70,000	776,912
Acer Inc.	641,062	735,871
Advantech Co. Ltd.	64,604	768,196
Airtac International Group	31,000	1,114,477
ASE Technology Holding Co. Ltd.	550,484	2,207,828
Asia Cement Corp.	422,229	790,706
Asustek Computer Inc.	122,000	1,735,154
AU Optronics Corp.(a)	1,650,000	1,525,567
Catcher Technology Co. Ltd.	117,000	774,521
Cathay Financial Holding Co. Ltd.	1,336,624	2,690,482
Chailease Holding Co. Ltd.	231,565	1,740,614
Chang Hwa Commercial Bank Ltd.	1,100,210	667,911
Cheng Shin Rubber Industry Co. Ltd.	440,776	740,906
China Development Financial Holding Corp.	2,831,200	1,269,019
China Life Insurance Co. Ltd.	440,482	392,820
China Steel Corp.	2,144,867	2,855,490
Chunghwa Telecom Co. Ltd.	632,000	2,589,197
Compal Electronics Inc.	1,064,000	899,036
CTBC Financial Holding Co. Ltd.	2,970,265	2,465,782
Delta Electronics Inc.	330,000	3,515,927
E.Sun Financial Holding Co. Ltd.	1,980,917	1,823,224
Eclat Textile Co. Ltd.	31,604	734,727
Evergreen Marine Corp. Taiwan Ltd.(a)	550,867	1,955,293
Far Eastern New Century Corp.	525,460	598,992
Far EasTone Telecommunications Co. Ltd.	330,000	766,685
Feng TAY Enterprise Co. Ltd.	67,564	586,842
First Financial Holding Co. Ltd.	1,955,234	1,551,831
Formosa Chemicals & Fibre Corp.	580,950	1,791,064
Formosa Petrochemical Corp.	230,000	828,226
Formosa Plastics Corp.	692,400	2,582,711
Foxconn Technology Co. Ltd.	202,521	475,579
Fubon Financial Holding Co. Ltd.	1,100,396	2,866,591
Giant Manufacturing Co. Ltd.	58,000	692,882
Globalwafers Co. Ltd.	42,000	1,268,056
Hiwin Technologies Corp.	48,013	634,968
Hon Hai Precision Industry Co. Ltd.	1,980,651	8,092,243
Hotai Motor Co. Ltd.	51,000	1,048,047
Hua Nan Financial Holdings Co. Ltd.	1,540,956	1,013,914
Innolux Corp.	1,736,620	1,520,164
Inventec Corp.	660,980	614,995
Largan Precision Co. Ltd.	16,000	1,745,165
Lite-On Technology Corp.	440,032	1,050,148
MediaTek Inc.	241,176	8,626,710
Mega Financial Holding Co. Ltd.	1,650,542	1,969,322
Micro-Star International Co. Ltd.	134,000	796,531
Nan Ya Plastics Corp.	912,090	2,777,566
Nanya Technology Corp.	257,000	757,067
Nien Made Enterprise Co. Ltd.	32,000	469,581

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Novatek Microelectronics Corp.	115,000	$2,208,407
Pegatron Corp.	353,000	935,082
Phison Electronics Corp.	33,000	579,977
Pou Chen Corp.	422,000	572,529
Powertech Technology Inc.	138,000	532,251
President Chain Store Corp.	110,000	1,049,410
Quanta Computer Inc.	440,000	1,423,261
Realtek Semiconductor Corp.	87,140	1,565,700
Ruentex Development Co. Ltd.	220,658	417,007
Shanghai Commercial & Savings Bank Ltd. (The)	641,980	1,051,047
Shin Kong Financial Holding Co. Ltd.	1,980,562	717,357
Silergy Corp.	4,000	528,583
SinoPac Financial Holdings Co. Ltd.	2,393,699	1,168,701
Synnex Technology International Corp.	243,050	523,793
Taishin Financial Holding Co. Ltd.	2,174,649	1,159,966
Taiwan Business Bank	1,760,323	610,085
Taiwan Cement Corp.	852,182	1,585,402
Taiwan Cooperative Financial Holding Co. Ltd.	1,947,500	1,470,887
Taiwan High Speed Rail Corp.	440,000	466,984
Taiwan Mobile Co. Ltd.	268,000	970,927
Taiwan Semiconductor Manufacturing Co. Ltd.	3,300,000	70,897,465
Uni-President Enterprises Corp.	861,650	2,285,451
United Microelectronics Corp.	2,004,000	3,809,385
Vanguard International Semiconductor Corp.	188,000	798,726
Walsin Technology Corp.	58,000	437,936
Win Semiconductors Corp.	70,000	821,179
Winbond Electronics Corp.	880,000	1,079,828
Wistron Corp.	550,080	609,720
Wiwynn Corp.	12,000	402,399
WPG Holdings Ltd.	250,320	467,762
Yageo Corp.	65,151	1,182,657
Yuanta Financial Holding Co. Ltd.	1,540,648	1,421,407
Zhen Ding Technology Holding Ltd.	116,455	406,618
		184,053,429
Thailand — 2.4%
Advanced Info Service PCL, NVDR	217,800	1,173,820
Airports of Thailand PCL, NVDR	737,000	1,484,749
Bangkok Bank PCL, Foreign	111,700	412,896
Bangkok Dusit Medical Services PCL, NVDR	1,849,700	1,276,872
Bangkok Expressway & Metro PCL, NVDR	1,640,900	430,249
Berli Jucker PCL, NVDR	261,200	290,167
BTS Group Holdings PCL, NVDR(c)	1,378,100	403,391
Bumrungrad Hospital PCL, NVDR	110,200	464,949
Central Pattana PCL, NVDR	459,700	746,056
Central Retail Corp. PCL, NVDR	146,574	155,710
Charoen Pokphand Foods PCL, NVDR	748,000	651,735
CP ALL PCL, NVDR	990,000	1,923,103
Electricity Generating PCL, NVDR	73,600	411,817
Energy Absolute PCL, NVDR	374,300	721,035
Global Power Synergy PCL, NVDR	111,700	260,652
Gulf Energy Development PCL, NVDR	655,400	707,658
Home Product Center PCL, NVDR	1,334,349	592,921
Indorama Ventures PCL, NVDR	440,000	642,930
Intouch Holdings PCL, NVDR	451,000	926,715
Kasikornbank PCL, NVDR	121,000	460,545
Krung Thai Bank PCL, NVDR	830,650	289,657
Land & Houses PCL, NVDR	1,892,000	487,263
Minor International PCL, NVDR(a)	677,380	693,431
Muangthai Capital PCL, NVDR	195,500	387,242
PTT Exploration & Production PCL, NVDR	286,010	1,083,203
Security		Shares/Par	Value

Thailand (continued)
PTT Global Chemical PCL, NVDR		480,200	$970,458
PTT PCL, NVDR		1,683,000	2,124,734
Ratch Group PCL, NVDR		165,600	271,450
Siam Cement PCL (The), NVDR		143,000	2,004,084
Siam Commercial Bank PCL (The), NVDR		154,000	504,708
Srisawad Corp. PCL, NVDR		132,000	317,324
Thai Oil PCL, NVDR(c)		253,000	476,940
Thai Union Group PCL, NVDR		852,500	485,318
True Corp. PCL, NVDR(c)		3,084,705	311,552
			24,545,334
Total Common Stocks — 99.5%
(Cost: $794,414,616)			1,019,818,392

Preferred Stocks

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS		4,730	469,626
Series 2, Preference Shares, NVS		7,150	716,239
LG Chem Ltd., Preference Shares, NVS		1,650	549,505
LG Household & Health Care Ltd., Preference Shares, NVS		440	283,939
Samsung Electronics Co. Ltd., Preference Shares, NVS		880	57,563
			2,076,872
Total Preferred Stocks — 0.2%
(Cost: $1,652,627).			2,076,872

Warrants

Thailand — 0.0%
Minor International PCL (Expires 02/15/24)(a)		21,168	2,845
Minor International PCL (Expires 05/05/23)(a)		23,358	3,648
			6,493
Total Warrants — 0.0%
(Cost: $0)			6,493

Corporate Bonds & Notes

India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 (d)	INR	349,827	4,829

Total Corporate Bonds & Notes — 0.0%
(Cost: $4,807)			4,829

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)		14,103,231	14,111,693

Total Short-Term Investments — 1.4%
(Cost: $14,106,683)			14,111,693

Total Investments in Securities — 101.1%
(Cost: $810,178,733)			1,036,018,279

Other Assets, Less Liabilities — (1.1)%			(11,254,879)

Net Assets — 100.0%			$1,024,763,400

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,964,628	$1,151,703	(a)	$—		$(3,487)	$(1,151)	$14,111,693	14,103,231	$111,943	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,850,000	—		(1,850,000	)(a)	—	—	—	—	364		—
						$(3,487)	$(1,151)	$14,111,693		$112,307		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	4	06/18/21	$241	$(1,317)
MSCI Emerging Markets E-Mini	25	06/18/21	1,701	424
				$(893)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$108,287,516	$910,705,266	$825,610	$1,019,818,392
Preferred Stocks	—	2,076,872	—	2,076,872
Warrants	6,493	—	—	6,493
Corporate Bonds & Notes	—	—	4,829	4,829
Money Market Funds	14,111,693	—	—	14,111,693
	$122,405,702	$912,782,138	$830,439	$1,036,018,279
Derivative financial instruments(a)
Assets
Futures Contracts	$424	$—	$—	$424
Liabilities
Futures Contracts	(1,317)	—	—	(1,317)
	$(893)	$—	$—	$(893)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

Currency Abbreviations

INR	Indian Rupee